Cost Optimization Program (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 28, 2011
Schedule of Company's Cost Optimization Program
Balance as at February 28, 2011
Charges incurred	125
Cash payments made	(72)
Foreign exchange adjustments	1
Balance as at March 3, 2012	54
Employee Termination Benefits [Member]
Schedule of Company's Cost Optimization Program
Balance as at February 28, 2011
Charges incurred	73
Cash payments made	(63)
Foreign exchange adjustments	0
Balance as at March 3, 2012	10
Facilities Costs [Member]
Schedule of Company's Cost Optimization Program
Balance as at February 28, 2011
Charges incurred	52
Cash payments made	(9)
Foreign exchange adjustments	1
Balance as at March 3, 2012	$ 44